Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
Note 7 - Property, Plant and Equipment, Net

	December 31
	2023	2024
	US$ thousands

Machinery and equipment	20,460	11,257
Office furniture and equipment	1,229	680
Leasehold improvements	3,547	2,742

Property, plant and equipment	25,236	14,679

Accumulated depreciation	(21,684)	(11,624)

Property, Plant and equipment, net	3,552	3,055

Depreciation expenses for the years ended December 31, 2022, 2023 and 2024 were US$ 2,208 thousand, US$ 2,212 thousand and US$ 1,891 thousand, respectively.